Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation.
Summary of the restricted share units activity

		Weighted
	Number of	average
	restricted	grant-date
	shares units	fair value (US$)

Outstanding, December 31, 2022	17,535,567	2.5551

Granted	7,744,374	1.7842
Forfeited	(2,688,963)	2.1666
Vested	(8,058,007)	2.8052

Outstanding, December 31, 2023	14,532,971	2.0776

Granted	10,968,657	1.7669
Forfeited	(2,047,879)	1.9403
Vested	(7,319,654)	2.3032

Outstanding, December 31, 2024	16,134,095	1.7834

Granted	15,895,447	2.6261
Forfeited	(2,361,856)	2.0989
Vested	(7,237,585)	1.8973

Outstanding, December 31, 2025	22,430,101	2.3106

Expected to vest as of December 31, 2025	19,160,592	2.2921

Summary of restricted shares activity

		Weighted
	Number of	average
	restricted	grant-date fair
	shares	value (US$)

Outstanding, December 31, 2022	10,935,436	2.8002

Granted	1,146,257	1.8259
Forfeited	(1,142,786)	2.2756
Vested	(5,426,078)	3.0559

Outstanding, December 31, 2023	5,512,829	2.4547

Granted	882,988	1.6971
Forfeited	(886,951)	2.2159
Vested	(2,258,324)	2.6870

Outstanding, December 31, 2024	3,250,542	2.1458

Granted	853,559	2.4498
Forfeited	(875,922)	2.2276
Vested	(1,613,485)	2.3462

Outstanding, December 31, 2025	1,614,694	2.0619

Expected to vest as of December 31, 2025	1,597,874	2.0626

Summary of share options granted and their related weighted average exercise prices

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)

Outstanding, January 1, 2023	9,414,400	3.7997	1.80	—

Forfeited	(840,180)	3.5350	—	—

Outstanding, December 31, 2023	8,574,220	3.8256	1.61	—

Forfeited	(499,720)	3.5350	—	—

Outstanding, December 31, 2024	8,074,500	3.8436	0.76	—

Forfeited	—	—	—	—

Outstanding, December 31, 2025	8,074,500	3.8436	0.38	—

Expected to vest as of December 31, 2025	8,074,500	3.8436	0.38	—
Exercisable as of December 31, 2025	8,074,500	3.8436	0.38	—